Commitments	12 Months Ended
Jun. 30, 2025
Commitments [Abstract]
Commitments
30.	Commitments

The following commitments exist at balance date but have not been brought to account:

	2025 $’000	2024 $’000
Capital expenditure commitments	18,327	14,799
Exploration expenditure commitments (1)	731	5,995
Other contractual commitments	42,626	27,224
Total commitments	61,684	48,018

(1)
The Group must meet minimum expenditure commitments on granted exploration tenements to maintain those tenements in good standing. If the relevant tenement is relinquished, the expenditure commitment also ceases.